Employee Benefit Plans - Net Periodic Benefit (Income) Cost (Details) (USD $) In Millions, unless otherwise specified		3 Months Ended		12 Months Ended									3 Months Ended		12 Months Ended
	Sep. 17, 2012 Senior Notes due 2022 [Member]	Sep. 30, 2011 Postemployment Benefits [Member]	Jun. 30, 2011 Postemployment Benefits [Member]	Dec. 31, 2012 Postemployment Benefits [Member]	Dec. 31, 2011 Postemployment Benefits [Member]	Dec. 31, 2010 Postemployment Benefits [Member]	Dec. 31, 2012 Postretirement Benefits [Member]	Dec. 31, 2011 Postretirement Benefits [Member]	Dec. 31, 2010 Postretirement Benefits [Member]	Dec. 31, 2012 Total Pension Benefits [Member]	Dec. 31, 2011 Total Pension Benefits [Member]	Dec. 31, 2010 Total Pension Benefits [Member]	Dec. 31, 2012 U.S. Pension Benefits [Member]	Sep. 30, 2012 U.S. Pension Benefits [Member]	Dec. 31, 2012 U.S. Pension Benefits [Member]	Dec. 31, 2011 U.S. Pension Benefits [Member]	Dec. 31, 2010 U.S. Pension Benefits [Member]	Dec. 31, 2012 International Pension Benefits [Member]	Dec. 31, 2011 International Pension Benefits [Member]	Dec. 31, 2010 International Pension Benefits [Member]
Defined Benefit Plan, Net Periodic Benefit Cost [Abstract]
Net service cost				$ 24	$ 25	$ 22	$ 0	$ 0	$ 0	$ 14	$ 15	$ 15			$ 0	$ 0	$ 0	$ 14	$ 15	$ 15
Interest cost				9	10	11	1	2	5	242	272	279			159	182	190	83	90	89
Expected return on plan assets										(225)	(281)	(285)			(127)	(175)	(185)	(98)	(106)	(100)
Prior service cost				(6)	(9)	(1)	(18)	(18)	(13)	7	6	0			0	0	0	7	6	0
Actuarial loss				11	14	12	3	3	4
Net benefit cost				38	40	44
Restructuring severance cost		6		(1)	6	(1)
Net periodic benefit cost				37	46	43	(14)	(13)	(4)	(224)	582	59			(261)	457	90	37	125	(31)
Debt instrument stated percentage	5.00%
Company contributions										752	125		100	500	651	9		101	116
Pension liability										(2)	0				0	0		(2)	0
Reduction in long term disability benefits actuarial liability			$ 6